Prospectus Supplement - Oct. 17, 2006

RiverSource(SM) Mid Cap Growth Fund (01/27/06)                     S-6426-99 AA

Effective Oct. 17, 2006, the Portfolio Manager subsection of the Investment Manager section has been revised to read as follows:

John K. Schonberg, CFA, Interim Portfolio Manager

o Managed the Fund since 2006.
o Equity Team Leader/Product Specialist and Interim Leader of Risk Management.
o Joined RiverSource Investments in 1997.
o Began investment career in 1988.
o BS, University of Nebraska.

The rest of the section remains the same.


S - 6426-1  A (10/06)

     STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
     DATED OCT. 17, 2006

     FUND NAME                                   SAI DATE AND FORM #
     --------------------------------------------------------------------------
     RiverSource(SM) Mid Cap Growth Fund         (Sept. 29, 2006) S-6500 M


     Effective Oct. 17, 2006, Table 20. Portfolio Managers, has been revised as follows:

                                                    TABLE 20. PORTFOLIO MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             POTENTIAL
                                             OTHER ACCOUNTS MANAGED (excluding the fund)        OWNERSHIP    CONFLICTS  STRUCTURE
     FUND       PORTFOLIO MANAGER        ----------------------------------------------------    OF FUND        OF         OF
                                         NUMBER AND    APPROXIMATE TOTAL    PERFORMANCE BASED    SHARES      INTEREST  COMPENSATION
                                            TYPE          NET ASSETS           ACCOUNTS(a)
                                         OF ACCOUNT*
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOV. 30
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth  John K. Schonberg(b)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------      (2)       (31)

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

       *  RIC refers to a Registered Investment Company; PIV refers to a Pooled
          Investment Vehicle.
     (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
     (b) The portfolio manager began managing the fund as of Oct. 17, 2006, which was after the fund's most recent fiscal year end; therefore reporting information is not yet available.


The rest of this section remains the same.



S-6500-10 A (10/06)